INCOME TAXES	12 Months Ended
Dec. 31, 2016
INCOME TAXES

7. INCOME TAXES

The components of income tax expense from our wholly-owned operations and investments and our controlling interest in joint ventures with Carrier are as follows:

Years Ended December 31,	2016	2015	2014
U.S. Federal	$86,719	$85,585	$74,561
State	9,801	9,431	10,325
Foreign	9,416	9,661	6,953

	$105,936	$104,677	$91,839

Current	$103,216	$99,990	$91,550
Deferred	2,720	4,687	289

	$105,936	$104,677	$91,839

We calculate our income tax expense and our effective tax rate for 100% of income attributable to our wholly-owned operations and for our controlling interest of income attributable to our joint ventures with Carrier, which are primarily taxed as partnerships for income tax purposes.

Following is a reconciliation of the effective income tax rate:

Years Ended December 31,	2016	2015	2014
U.S. federal statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit and other	2.1	2.3	3.0
Excess tax benefits from share-based compensation	(1.0)	—	—
Tax effects on foreign income	(0.1)	(0.3)	(1.0)

Effective income tax rate attributable to Watsco, Inc.	36.0	37.0	37.0
Taxes attributable to non-controlling interest	(5.0)	(5.4)	(6.4)

Effective income tax rate	31.0%	31.6%	30.6%

The following is a summary of the significant components of our current and long-term deferred tax assets and liabilities:

December 31,	2016	2015
Current deferred tax assets:
Capitalized inventory costs and inventory reserves	$2,301	$1,794
Allowance for doubtful accounts	1,379	1,053
Self-insurance reserves	500	519
Other current deferred tax assets	1,778	1,921

Total current deferred tax assets (1)	5,958	5,287

Long-term deferred tax assets:
Share-based compensation	26,239	23,603
Other long-term deferred tax assets	449	352
Net operating loss carryforwards	209	207

	26,897	24,162
Valuation allowance	—	—

Total long-term deferred tax assets (2)	26,897	24,162

Current deferred tax liabilities:
Other current deferred tax liabilities	(473)	(686)

Total current deferred tax liabilities (1)	(473)	(686)

Long-term deferred tax liabilities:
Deductible goodwill	(88,581)	(83,868)
Depreciation	(5,883)	(3,774)
Other long-term deferred tax liabilities	(1,160)	(1,533)

Total long-term deferred tax liabilities (2)	(95,624)	(89,175)

Net deferred tax liabilities	$(63,242)	$(60,412)

(1)	Current deferred tax assets and liabilities have been included in the consolidated balance sheets in other current assets.
(2)	Long-term deferred tax assets and liabilities have been included in the consolidated balance sheets in deferred income taxes and other liabilities.

Amounts earned by foreign subsidiaries are generally subject to United States income taxation upon repatriation. United States income taxes have not been provided on undistributed earnings of our foreign subsidiaries. The cumulative undistributed earnings related to foreign operations were approximately $130,000 at December 31, 2016. It is not practicable to estimate the amount of tax that might be payable. Our intention is to indefinitely reinvest these earnings outside of the United States or to repatriate the earnings only when it is tax effective to do so.

Management has determined that no valuation allowance was necessary at both December 31, 2016 and 2015. At December 31, 2016, there were state and other net operating loss carryforwards of $6,872, which expire in varying amounts from 2017 through 2036. These amounts are available to offset future taxable income. There were no federal net operating loss carryforwards at December 31, 2016.

We are subject to United States federal income tax, income tax of multiple state jurisdictions and foreign income tax. We are subject to tax audits in the various jurisdictions until the respective statutes of limitations expire. We are no longer subject to United States federal tax examinations for tax years prior to 2013. For the majority of states, we are no longer subject to tax examinations for tax years prior to 2012.

As of December 31, 2016 and 2015, the total amount of gross unrecognized tax benefits (excluding the federal benefit received from state positions) was $3,695 and $3,513, respectively. Of these totals, $2,573 and $2,416, respectively, (net of the federal benefit received from state positions) represent the amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate. Our continuing practice is to recognize penalties within selling, general and administrative expenses and interest related to income tax matters in income tax expense in the consolidated statements of income. As of December 31, 2016 and 2015, the cumulative amount of estimated accrued interest and penalties resulting from such unrecognized tax benefits was $414 and $384, respectively, and is included in deferred income taxes and other liabilities in the accompanying consolidated balance sheets.

The changes in gross unrecognized tax benefits are as follows:

Balance at December 31, 2013	$3,135
Additions based on tax positions related to the current year	751
Reductions due to lapse of applicable statute of limitations	(167)

Balance at December 31, 2014	3,719
Additions based on tax positions related to the current year	871
Reductions due to lapse of applicable statute of limitations and tax assessments	(1,077)

Balance at December 31, 2015	3,513
Additions based on tax positions related to the current year	547
Reductions due to lapse of applicable statute of limitations	(365)

Balance at December 31, 2016	$3,695